Other Current Assets (Narrative) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Discontinued operations' receivables	[1]	$ 6,378	$ 27,085
Insurance claims [Member]
Disclosure of financial assets [line items]
Discontinued operations' receivables			$ 16,000

[1]	As at December 31, 2016, this includes discontinued operations' receivables of $16 million from insurance claims, transmission line sale, transaction costs and selective consumption tax on heavy fuel oil.